Supplemental information - Foreign exchange (Details)	12 Months Ended
Dec. 31, 2024 CAD ($) $ / country
Collar, Jan 2025 - Jun 2025
Disclosure Of Supplemental Information [Line Items]
Derivative interest maturity period	Jan 2025 - Jun 2025
Monthly Bought Put Amount | $	$ 5,000,000
Currency Bought	USD
Weighted Average Bought Put Price | $ / country	1.374
Monthly Sold Call Amount | $	$ 5,000,000
Currency Sold	USD
Weighted Average Sold Call Price | $ / country	1.4551
Collar, Jan 2025 - Dec 2025
Disclosure Of Supplemental Information [Line Items]
Derivative interest maturity period	Jan 2025 - Dec 2025
Monthly Bought Put Amount | $	$ 12,500,000
Currency Bought	USD
Weighted Average Bought Put Price | $ / country	1.3637
Monthly Sold Call Amount | $	$ 12,500,000
Currency Sold	USD
Weighted Average Sold Call Price | $ / country	1.4133